Profit reserve (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income for the year	R$ 1,610	R$ 1,398	R$ 1,047
Tax incentive reserve	709
Base for legal reserve	901	1,398
Legal reserve for the year	R$ 5	R$ 5	R$ 52